Taxes (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary of difference between U.S. statutory federal tax rate and Company's effective tax rate
U.S. federal income tax rate	34.00%	34.00%	34.00%	34.00%
Foreign income not recognized in the U.S.	(34.00%)	(34.00%)	(34.00%)	(34.00%)
PRC Enterprise Income Tax	25.00%	25.00%	25.00%	25.00%
PRC tax exemption and reduction	(25.00%)	(25.00%)	(25.00%)	(25.00%)
Total provision for income tax